Annual Fund Operating Expenses - Transamerica PIMCO Tactical - Growth VP	May 01, 2021
Initial
Operating Expenses:
Management fees	0.82%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total annual fund operating expenses	0.89%
Service
Operating Expenses:
Management fees	0.82%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.07%
Total annual fund operating expenses	1.14%